Investment Securities - Analysis of the Carrying Value of Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 82,359	$ 78,396
Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	20,114	18,650
U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	42,672	39,091
Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,569	2,370
Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	18,004	18,285
Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	59,718	57,148
Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	58,157	55,843
Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 12,381	$ 8,891
Yield %	1.90%	1.90%
Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,241	$ 4,352
Yield %	2.10%	1.80%
Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 19,889	$ 19,141
Yield %	2.20%	2.40%
Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 20,611	$ 19,990
Yield %	2.20%	2.30%
Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,035	$ 3,469
Yield %	2.20%	1.90%
Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 93	$ 280
Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,468	1,025
Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,561	1,305
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	21,845	20,743
Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,279	4,462
Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,970	3,131
Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,580	6,681
Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,016	6,469
Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	796	505
Within 3 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	10,334	12,335
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,117	2,918
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,716	1,797
Within 3 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	97	640
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,404	6,980
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,315	10,455
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,315	10,455
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,018	$ 1,439
Yield %	1.70%	0.60%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 255	$ 1,092
Yield %	1.40%	1.70%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 645	$ 322
Yield %	2.00%	1.80%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 6,176	$ 6,884
Yield %	1.40%	1.30%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 221	$ 718
Yield %	1.90%	1.50%
Within 3 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,019	$ 1,880
Within 3 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	395	197
Within 3 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	189	354
Within 3 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	321	692
Within 3 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	114	637
Three to 12 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	14,908	16,444
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,095	1,828
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,271	8,384
Three to 12 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	187	541
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,355	5,691
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	11,373	12,282
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	11,373	12,282
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 766	$ 407
Yield %	1.90%	1.50%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 379	$ 1,107
Yield %	1.80%	1.80%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,885	$ 3,517
Yield %	2.10%	2.00%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 6,958	$ 6,379
Yield %	1.30%	1.70%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 385	$ 872
Yield %	2.20%	1.80%
Three to 12 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,535	$ 4,162
Three to 12 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	656	988
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	384	1,193
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,407	868
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,088	1,113
One to 5 years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	36,215	42,116
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	13,029	11,478
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	19,520	26,137
One to 5 years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	964	892
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,702	3,609
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	25,883	28,349
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	25,883	28,349
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 7,097	$ 5,878
Yield %	1.80%	2.00%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,300	$ 2,084
Yield %	2.20%	1.80%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 9,634	$ 13,485
Yield %	2.20%	2.40%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 5,444	$ 5,349
Yield %	3.80%	3.70%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,408	$ 1,553
Yield %	2.20%	2.00%
One to 5 years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 10,332	$ 13,767
One to 5 years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,231	3,266
One to 5 years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	811	966
One to 5 years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,580	5,121
One to 5 years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,710	4,414
Five to ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7,497	3,765
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,482	357
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,977	2,053
Five to ten years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	305	282
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,733	1,073
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,667	3,017
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,667	3,017
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,153	$ 105
Yield %	1.80%	2.60%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 307	$ 64
Yield %	2.30%	3.20%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,377	$ 1,654
Yield %	2.30%	3.10%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,830	$ 1,053
Yield %	3.80%	3.80%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 141
Yield %		2.60%
Five to ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 830	$ 748
Five to ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	7
Five to ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	490	502
Five to ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	267
Five to ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	66	246
Over ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	11,048	1,926
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,208	1,102
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,513	354
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	327	470
Over ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,919	1,740
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,919	1,740
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,347	$ 1,062
Yield %	3.30%	3.50%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5
Yield %		2.90%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,348	$ 163
Yield %	2.40%	3.20%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 203	$ 325
Yield %	3.40%	4.30%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 21	$ 185
Yield %	5.90%	2.60%
Over ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 6,129	$ 186
Over ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,990	11
Over ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	96	116
Over ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5
Over ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	38	59
No specific maturity [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,357	1,810
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,183	967
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	675	366
No specific maturity [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	16	15
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	483	462
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,561	1,305
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	93	280
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,468	1,025
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,561	1,305
No specific maturity [member] | Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 796	$ 505